Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
LEASES
NOTE 15: LEASES
Chartered-out:
The future minimum contractual lease income (charter-out rates is presented net of commissions), including revenue for vessels expected to deliver in 2014 for which a charter party has been concluded, is as follows:
Amount
2014	$ 202,234
2015	152,173
2016	107,917
2017	52,623
2018	45,965
Thereafter	246,472
Total minimum lease revenue, net of commissions	$ 807,384

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.